Accounts Receivable, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivable, Net [Abstract]
Allowances for credit losses		$ 318
Allowances for credit losses reversed	24
Allowances for credit losses written off		$ 101